Assets and Liabilities at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Retained interests in securitizations		¥ 27,555
Level 1 | Fair Value, Measurements, Recurring
Assets:
Available-for-sale securities	92,421	94,560
Total	92,421	94,560
Level 1 | Fair Value, Measurements, Recurring | Marketable equity securities
Assets:
Available-for-sale securities	92,421	94,560
Level 2 | Fair Value, Measurements, Recurring
Assets:
Derivative instruments	87,639	106,257
Total	87,639	106,257
Liabilities:
Derivative instruments	48,147	(84,519)
Total	48,147	(84,519)
Level 2 | Fair Value, Measurements, Recurring | Foreign exchange instruments
Assets:
Derivative instruments	57,880	70,905
Liabilities:
Derivative instruments	15,712	(23,432)
Level 2 | Fair Value, Measurements, Recurring | Interest rate instruments
Assets:
Derivative instruments	29,759	35,352
Liabilities:
Derivative instruments	32,435	(61,087)
Level 3 | Fair Value, Measurements, Recurring
Assets:
Retained interests in securitizations		27,555
Derivative instruments	154	1,025
Available-for-sale securities	6,948	10,041
Total	7,102	38,621
Liabilities:
Derivative instruments	155
Total	155
Level 3 | Fair Value, Measurements, Recurring | Interest rate instruments
Assets:
Derivative instruments	154	1,025
Liabilities:
Derivative instruments	155
Level 3 | Fair Value, Measurements, Recurring | Auction rate securities
Assets:
Available-for-sale securities	6,948	10,041
Gross fair value | Fair Value, Measurements, Recurring
Assets:
Retained interests in securitizations		27,555
Derivative instruments	87,793	107,282
Available-for-sale securities	99,369	104,601
Total	187,162	239,438
Liabilities:
Derivative instruments	48,302	(84,519)
Total	48,302	(84,519)
Gross fair value | Fair Value, Measurements, Recurring | Foreign exchange instruments
Assets:
Derivative instruments	57,880	70,905
Liabilities:
Derivative instruments	15,712	(23,432)
Gross fair value | Fair Value, Measurements, Recurring | Interest rate instruments
Assets:
Derivative instruments	29,913	36,377
Liabilities:
Derivative instruments	32,590	(61,087)
Gross fair value | Fair Value, Measurements, Recurring | Marketable equity securities
Assets:
Available-for-sale securities	92,421	94,560
Gross fair value | Fair Value, Measurements, Recurring | Auction rate securities
Assets:
Available-for-sale securities	6,948	10,041
Netting adjustment | Fair Value, Measurements, Recurring
Assets:
Derivative instruments	(26,641)	(44,417)
Total	(26,641)	(44,417)
Liabilities:
Derivative instruments	(26,641)	44,417
Total	(26,641)	44,417
Fair Value, Measurements, Recurring
Assets:
Retained interests in securitizations		27,555
Derivative instruments	61,152	62,865
Available-for-sale securities	99,369	104,601
Total		195,021
Liabilities:
Derivative instruments	21,661	(40,102)
Total	21,661	(40,102)
Fair Value, Measurements, Recurring | Marketable equity securities
Assets:
Available-for-sale securities	92,421	94,560
Fair Value, Measurements, Recurring | Auction rate securities
Assets:
Available-for-sale securities	¥ 6,948	¥ 10,041